[Chapman and Cutler LLP Letterhead]

May 15, 2023

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Valkyrie ETF Trust II (Registration Nos. 333-258722 and 811-23725)

To Whom It May Concern:

On behalf of the Valkyrie ETF Trust II (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 18 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Valkyrie Bitcoin Futures Leveraged Strategy ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act and it is proposed that this Amendment will become effective 75 days after the filing of this Amendment.

Should you have any questions or require further information with respect to this Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren